Stockholders' Equity (Details Textual) - USD ($)	1 Months Ended			3 Months Ended		12 Months Ended
	Feb. 28, 2018	Jan. 31, 2017	Dec. 31, 2014	Sep. 30, 2018	Sep. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Stockholders' Equity (Textual)
Exercise price per share				$ 1.65		$ 1.65
Common stocks issued				4,803,330		17,746	487,212
Shares issued for cashless exercise of warrants						17,770	487,707
Funds received				$ 404,500
Units to be issued				$ 404,500
Private placement, description				The private placement includes (i) one share of common stock, and (ii) a five-year warrant to purchase 0.65 shares of common stock at an exercise price of $1.50 per share.
Common Stock
Stockholders' Equity (Textual)
Issuance of common stock for consulting services, shares						3,750	6,125
Common stock for issuances of restricted common stocks						3,750	6,125
Minimum [Member]
Stockholders' Equity (Textual)
Exercise price per share						$ 1.50
Maximum [Member]
Stockholders' Equity (Textual)
Exercise price per share						$ 1.65
Warrant [Member]
Stockholders' Equity (Textual)
Aggregate fair value of warrants issued						$ 1,594,000	$ 209,740
Issuance of common stock for consulting services, shares						338,600	150,000
Unrecognized stock-based compensation expense						$ 81,000	$ 0
Aggregate intrinsic value of warrants vested and outstanding						$ 215,000	149,000
Warrants issued to note holders						4,803,330
Warrants issued to placement agent, share				804,000		804,000
Expenses from issuances of warrants						$ 50,000	$ 210,000
Warrant [Member] | Minimum [Member]
Stockholders' Equity (Textual)
Exercise price per share						$ 0.75	$ 1.00
Warrant [Member] | Maximum [Member]
Stockholders' Equity (Textual)
Exercise price per share						$ 1.65	$ 3.55
Stock-based compensation - restricted common stock [Member]
Stockholders' Equity (Textual)
Unrecognized stock-based compensation expense						$ 0	$ 6,150
Recognized weighted average remaining service period						0 years	1 year 4 months 24 days
Vested shares to be issued						3,750	4,625
2014 Stock Option and Equity Incentive Plan [Member]
Stockholders' Equity (Textual)
Number of options granted		4,111,769	1,611,769
Stock options exercisable period				10 years		10 years
Number of shares available for future grants under stock option plan				3,568,528		3,505,279
Vesting period				4 years
Shares authorized to be issued	2,500,000	2,500,000
2014 Stock Option and Equity Incentive Plan [Member] | Minimum [Member]
Stockholders' Equity (Textual)
Number of options granted	4,111,768
2014 Stock Option and Equity Incentive Plan [Member] | Maximum [Member]
Stockholders' Equity (Textual)
Number of options granted	6,611,769
Stock-based Compensation - Options [Member]
Stockholders' Equity (Textual)
Number of options granted						2,650,000
Unrecognized stock-based compensation expense				$ 1,367,000		$ 1,511,000
Unvested stock options weighted average remaining service period				2 years 11 months 1 day		3 years 1 month 6 days
Weighted average fair value of options granted						$ 0.82
Recognized weighted average remaining service period				7 years 2 months 12 days
Aggregate intrinsic value of warrants outstanding				$ 265,000		$ 215,000
Discount rate						0.00%	0.00%
Expected life term						6 years 2 months 30 days	6 years 2 months 30 days
Expected volatility rate							105.70%
Weighted average remaining service period				7 years 2 months 12 days		7 years
Options vested, description						2,450,000 options vest at a rate of 6.25% each quarter over 4 years, and 200,000 vest on the accomplishment of a clinical trial event. The fair value of the options on the grant date ranges from $0.65 to $0.71 per share using the Black-Scholes Option pricing model.
Stock-based Compensation - Options [Member] | Minimum [Member]
Stockholders' Equity (Textual)
Options exercise price						$ 0.80
Discount rate						2.14%	2.14%
Expected volatility rate						99.90%
Stock-based Compensation - Options [Member] | Maximum [Member]
Stockholders' Equity (Textual)
Options exercise price						$ 0.88
Discount rate						2.61%	2.31%
Expected volatility rate						101.60%